Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.4	₪ 0.4
Ordinary shares, authorized (in Shares)	500,000,000	45,000,000
Ordinary shares, issued (in Shares)	237,381,498	23,650,989
Ordinary shares, outstanding (in Shares)	237,381,498	23,650,989